UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N - Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06351

Name and Address of Registrant:

Green Century Funds
114 State Street
Suite 200
Boston, Massachusetts 02109

Name and address of agent for service:

Green Century Capital Management, Inc.
114 State Street
Suite 200
Boston, Massachusetts 02109

Registrant’s telephone number: (617) 482-0800

Date of fiscal year end: July 31

Date of reporting period: April 30, 2009

Item 1 . Schedule of Investments

The Schedules of Investments for the Green Century Funds are set forth below.

GREEN CENTURY BALANCED FUND
PORTFOLIO OF INVESTMENTS

April 30, 2009
(Unaudited)

	SHARES	VALUE
COMMON STOCKS - 60.6%
Technology Hardware & Equipment - 6.7%
Apple, Inc. (a)	3,235	$407,060
Brocade Communications Systems, Inc. (a)	30,000	173,400
Cisco Systems, Inc. (a)	18,940	365,921
EMC Corporation (a)	15,000	187,950
Hewlett-Packard Company	19,000	683,620
International Business Machines Corporation	10,700	1,104,347
		2,922,298
Capital Goods - 6.6%
3M Company	10,795	621,792
American Science & Engineering, Inc.	4,500	271,170
Emerson Electric Company	13,660	464,986
Gardner Denver, Inc. (a)	8,400	223,608
Illinois Tool Works, Inc.	11,990	393,272
Koninklijke Philips Electronics N.V. American Depositary Receipt (b)	9,000	161,820
Pentair, Inc.	19,500	519,480
Quanta Services, Inc. (a)	9,600	218,208
		2,874,336
Renewable Energy & Energy Efficiency - 6.4%
Cree, Inc. (a)	12,000	328,680
Energy Conversion Devices, Inc. (a)	6,000	110,280
First Solar, Inc. (a)	2,015	377,389
GT Solar International, Inc. (a)	18,000	127,620
International Rectifier Corporation (a)	21,000	354,480
Itron, Inc. (a)	3,720	171,120
Johnson Controls, Inc.	14,250	270,893
MEMC Electronic Materials, Inc. (a)	10,600	171,720
OM Group, Inc. (a)	8,600	239,596
Ormat Technologies, Inc.	7,800	274,560
SunPower Corporation, Class A (a)	6,600	180,708
Ultralife Corporation (a)	21,000	150,150
		2,757,196
Pharmaceuticals & Biotechnology - 5.2%
Amgen, Inc. (a)	4,500	218,115
Genzyme Corporation (a)	11,600	618,628
Johnson & Johnson	13,640	714,190
Teva Pharmaceutical Industries Ltd. American Depositary Receipt (b)	11,485	504,077
Waters Corporation (a)	5,000	220,850
		2,275,860
Healthcare Equipment & Services - 4.4%
Baxter International, Inc.	8,600	417,100
Becton, Dickinson and Company	3,300	199,584
DENTSPLY International, Inc.	6,400	183,168
Gen-Probe, Inc. (a)	2,685	129,310
Hologic, Inc. (a)	14,950	222,157

Medtronic, Inc.	18,750	600,000
UnitedHealth Group, Inc.	7,530	177,105
		1,928,424
Diversified Financials - 3.4%
American Express Company	5,755	145,141
Bank of America Corporation	13,370	119,394
Charles Schwab Corporation (The)	16,000	295,680
Goldman Sachs Group, Inc. (The)	2,500	321,250
JPMorgan Chase & Company	11,570	381,810
Northern Trust Corporation	4,000	217,440
		1,480,715
Software & Services - 3.4%
Adobe Systems, Inc. (a)	4,000	109,400
Google, Inc., Class A (a)	560	221,743
Microsoft Corporation	21,950	444,707
Oracle Corporation	35,200	680,768
		1,456,618
Food & Beverage - 3.2%
General Mills, Inc.	16,900	856,661
J. M. Smucker Company (The)	13,105	516,337
		1,372,998
Telecommunication Services - 2.9%
AT&T, Inc.	18,475	473,329
BT Group PLC American Depositary Receipt (b)	8,500	116,705
Telefonica S.A. American Depositary Receipt (b)	11,900	669,851
		1,259,885
Media - 2.6%
John Wiley & Sons, Inc., Class A	20,225	685,627
McGraw-Hill Companies, Inc. (The)	15,310	461,597
		1,147,224
Insurance - 2.1%
Chubb Corporation	11,345	441,888
Horace Mann Educators Corporation	17,000	149,260
W. R. Berkley Corporation	14,000	334,740
		925,888
Banks - 2.1%
Barclays PLC American Depositary Receipt (b)	5,000	80,050
Royal Bank of Canada	17,850	630,819
Wells Fargo & Company	10,000	200,100
		910,969
Retailing - 1.9%
Advance Auto Parts, Inc.	18,450	807,188
Food & Staples Retailing - 1.7%
Sysco Corporation	31,235	728,713
Consumer Durables & Apparel - 1.6%
Deckers Outdoor Corporation (a)	4,225	238,797
Jarden Corporation (a)	22,900	460,290
		699,087
Household & Personal Products - 1.2%
Church & Dwight Company, Inc.	9,875	537,299

Materials - 1.1%
Air Products & Chemicals, Inc.	4,300	283,370
Sims Metal Management Ltd. American Depositary Receipt (b)	13,000	187,980
		471,350
Consumer Services - 1.0%
Chipotle Mexican Grill, Inc. (a)	3,200	209,632
Starwood Hotels & Resorts Worldwide, Inc.	11,350	236,761
		446,393
Automobiles & Components - 1.0%
Toyota Motor Corporation American Depositary Receipt (b)	5,340	422,714
Semiconductors - 0.8%
Intel Corporation	22,000	347,160
Transportation - 0.7%
Canadian Pacific Railway Ltd.	4,000	143,440
Expeditors International of Washington, Inc.	5,000	173,550
		316,990
Healthy Living - 0.4%
United Natural Foods, Inc. (a)	8,000	182,240
Commercial & Professional Services - 0.2%
Interface, Inc., Class A	11,600	67,164
Total Common Stocks
(Cost $30,999,245)		26,338,709

	PRINCIPAL
	AMOUNT
CORPORATE BONDS & NOTES - 25.3%
Telecommunication Services - 6.2%
AT&T Corporation
7.30%, due 11/15/11(c)	$1,000,000	1,094,960
BellSouth Corporation
4.75%, due 11/15/12	500,000	513,610
France Telecom S.A.
7.75%, due 3/1/11(b)	500,000	541,779
Verizon Communications, Inc.
5.25%, due 4/15/13	500,000	525,080
		2,675,429
Pharmaceuticals & Biotechnology - 3.6%
Abbott Laboratories
5.60%, due 11/30/17	500,000	526,199
Amgen, Inc.
4.85%, due 11/18/14	500,000	514,302
Wyeth
5.50%, due 3/15/13(c)	500,000	526,897
		1,567,398
Diversified Financials - 3.5%
Goldman Sachs Group, Inc. (The)
6.60%, due 1/15/12	500,000	524,296
JPMorgan Chase & Company
4.60%, due 1/17/11	500,000	506,354
JPMorgan Chase & Company
4.50%, due 1/15/12	500,000	498,766
		1,529,416

Technology Hardware & Equipment - 2.1%
Xerox Corporation
7.625%, due 6/15/13	1,000,000	$920,785
Healthcare Equipment & Services - 2.0%
Aetna, Inc.
5.75%, due 6/15/11	595,000	612,599
UnitedHealth Group, Inc.
4.875%, due 4/1/13	250,000	243,646
		856,245
Software & Services - 1.2%
Oracle Corporation
5.00%, due 1/15/11	500,000	527,069
Transportation - 1.2%
Ryder System, Inc.
4.625%, due 4/1/10	500,000	502,752
Banks - 1.2%
M&I Marshall & Ilsley Bank
3.95%, due 8/14/09	500,000	497,976
Real Estate - 1.1%
Simon Property Group LP
4.875%, due 8/15/10	500,000	487,789
Automobiles & Components - 1.1%
Toyota Motor Credit Corporation
5.50%, due 7/25/17(b)(c)	500,000	487,687
Consumer Durables & Apparel - 1.1%
Newell Rubbermaid, Inc.
4.00%, due 5/1/10	500,000	483,555
Renewable Energy & Energy Efficiency - 1.0%
Johnson Controls, Inc.
5.50%, due 1/15/16	500,000	435,654
Total Corporate Bonds & Notes
(Cost $10,998,642)		10,971,755
U.S. GOVERNMENT AGENCIES - 9.9%
Fannie Mae Pool
5.50%, due 3/1/12	119,985	123,156
Federal Farm Credit Bank
4.50%, due 10/25/11	500,000	534,066
Federal Farm Credit Bank
3.40%, due 4/22/16	500,000	493,842
Federal Home Loan Bank
3.125%, due 12/13/13	550,000	557,690
Federal Home Loan Bank
3.875%, due 12/14/18	550,000	530,792
Federal Home Loan Mortgage Corporation
3.75%, due 3/27/19	500,000	503,093
Federal National Mortgage Association
5.05%, due 11/5/12	500,000	500,267
Federal National Mortgage Association
3.00%, due 4/15/15	500,000	500,522
SLM Corporation
4.00%, due 7/25/14(d)	1,235,000	561,715
Total U.S. Government Agencies
(Cost $4,988,451)		4,305,143

CERTIFICATES OF DEPOSIT - 0.4%
Self Help Credit Union Environmental Certificate of Deposit
3.40%, due 8/8/10	95,000	95,025
Shorebank Pacific Time Deposit Receipt
3.75%, due 8/8/11	95,000	95,000
Total Certificates Of Deposit
(Cost $190,025)		190,025

SHORT-TERM OBLIGATION - 3.3%
Repurchase Agreement - State Street Bank & Trust Repurchase
Agreement, 0.05%, dated 04/30/09, due 05/01/09, proceeds $1,444,573
(collateralized by a Federal Home Loan Bank, 4.375%, due 09/17/2010,
value $1,476,234)
(Cost $1,444,571)		1,444,571

TOTAL INVESTMENTS (e) - 99.5%
(Cost $48,620,934)		43,250,203
Other Assets Less Liabilities - 0.5%		199,955
NET ASSETS -100.0%		$43,450,158

(a)	Non-income producing security.
(b)	Securities whose values are determined or significantly influenced by trading in markets other than the United States or Canada.
(c)	Step rate bond. Rate shown is currently in effect at April 30, 2009.
(d)	Floating rate bond. Rate shown is currently in effect at April 30, 2009.
(e)

The cost of investments for federal income tax purposes is $48,624,188 resulting in gross unrealized appreciation and depreciation of $1,947,284 and $7,321,269 respectively, or net unrealized depreciation of $5,373,985.

See Notes to Schedule of Investments

GREEN CENTURY EQUITY FUND
PORTFOLIO OF INVESTMENTS

April 30, 2009
(Unaudited)

	SHARES	VALUE
COMMON STOCKS - 99.7%
Technology Hardware & Equipment - 12.9%
3Com Corporation (a)	3,600	$14,580
Adaptec, Inc. (a)	800	2,288
ADC Telecommunications, Inc. (a)	1,000	7,360
Arrow Electronics, Inc. (a)	1,050	23,877
Cisco Systems, Inc. (a)	52,638	1,016,966
Corning, Inc.	13,779	201,449
Dell, Inc. (a)	15,339	178,239
EMC Corporation (a)	18,074	226,467
Hewlett-Packard Company	21,631	778,284
Imation Corporation	300	3,000
International Business Machines Corporation	12,091	1,247,912
Lexmark International, Inc. (a)	700	13,734
Molex, Inc.	1,300	21,671
NetApp, Inc. (a)	2,950	53,985
Palm, Inc. (a)	1,000	10,490
Plantronics, Inc.	400	5,096
Polycom, Inc. (a)	800	14,912
QUALCOMM, Inc.	14,820	627,183
Seagate Technology	4,400	35,904
Sun Microsystems, Inc. (a)	6,675	61,143
Tellabs, Inc. (a)	3,300	17,292
Xerox Corporation	7,830	47,841
		4,609,673
Pharmaceuticals & Biotechnology - 9.7%
Affymetrix, Inc. (a)	500	2,345
Allergan, Inc.	2,730	127,382
Amgen, Inc. (a)	9,258	448,735
Amylin Pharmaceuticals, Inc. (a)	1,050	11,487
Biogen Idec, Inc. (a)	2,693	130,180
Dionex Corporation (a)	150	9,450
Endo Pharmaceuticals Holdings, Inc. (a)	1,020	16,871
Forest Laboratories, Inc. (a)	2,791	60,537
Genzyme Corporation (a)	2,399	127,939
Gilead Sciences, Inc. (a)	8,137	372,675
Illumina, Inc. (a)	1,124	41,981
Johnson & Johnson	24,922	1,304,916
King Pharmaceuticals, Inc. (a)	2,232	17,588
Life Technologies Corporation (a)	1,550	57,815
Merck & Company, Inc.	18,952	459,396
Millipore Corporation (a)	500	29,550
Mylan, Inc. (a)	2,800	37,100
Techne Corporation	350	20,027
Thermo Fisher Scientific, Inc. (a)	3,726	130,708
Waters Corporation (a)	900	39,753

Watson Pharmaceuticals, Inc. (a)	900	27,846
		3,474,281
Diversified Financials - 6.9%
Allied Capital Corporation	1,400	3,444
American Express Company	10,433	263,120
Bank of New York Mellon Corporation (The)	10,355	263,845
BlackRock, Inc.	195	28,571
Capital One Financial Corporation	3,358	56,213
Charles Schwab Corporation (The)	8,663	160,092
CIT Group, Inc.	4,030	8,947
CME Group, Inc.	595	131,703
Franklin Resources, Inc.	1,347	81,467
JPMorgan Chase & Company	33,714	1,112,562
Medallion Financial Corporation	100	737
Northern Trust Corporation	1,979	107,578
PHH Corporation (a)	500	8,390
SLM Corporation (a)	4,200	20,286
State Street Corporation	3,851	131,435
T. Rowe Price Group, Inc.	2,357	90,792
TradeStation Group, Inc. (a)	200	1,622
		2,470,804
Food & Beverage - 6.6%
Campbell Soup Company	1,836	47,222
Coca-Cola Company (The)	17,870	769,304
Dean Foods Company (a)	1,400	28,980
Flowers Foods, Inc.	700	16,170
General Mills, Inc.	2,961	150,093
Green Mountain Coffee Roasters, Inc. (a)	166	12,003
H.J. Heinz Company	2,780	95,688
Hershey Company (The)	1,479	53,451
J. M. Smucker Company (The)	1,050	41,370
Kellogg Company	2,304	97,021
Kraft Foods, Inc., Class A	13,250	310,050
McCormick & Company, Inc.	1,150	33,868
PepsiCo, Inc.	13,976	695,446
Tootsie Roll Industries, Inc.	218	5,308
		2,355,974
Software & Services - 6.5%
Adobe Systems, Inc. (a)	4,780	130,733
Advent Software, Inc. (a)	100	3,324
Autodesk, Inc. (a)	2,050	40,877
Automatic Data Processing, Inc.	4,501	158,435
BMC Software, Inc. (a)	1,700	58,939
Compuware Corporation (a)	2,208	16,516
Convergys Corporation (a)	1,100	11,121
eBay, Inc. (a)	9,926	163,481
Electronic Arts, Inc. (a)	2,887	58,750
Microsoft Corporation	68,874	1,395,387
Novell, Inc. (a)	3,000	11,280
Paychex, Inc.	3,075	83,056
Red Hat, Inc. (a)	1,700	29,359
Salesforce.com, Inc. (a)	950	40,670
Sapient Corporation (a)	700	3,591
Symantec Corporation (a)	7,291	125,770
		2,331,289

Household & Personal Products - 5.7%
Alberto-Culver Company	775	17,275
Avon Products, Inc.	3,908	88,946
Church & Dwight Company, Inc.	634	34,496
Clorox Company	1,188	66,587
Colgate-Palmolive Company	4,467	263,553
Energizer Holdings, Inc. (a)	500	28,650
Estee Lauder Companies, Inc. (The), Class A	1,050	31,395
Kimberly-Clark Corporation	3,665	180,098
Nu Skin Enterprises, Inc., Class A	500	6,410
Procter & Gamble Company	26,407	1,305,562
		2,022,972
Retailing - 5.5%
AutoZone, Inc. (a)	326	54,243
Bed Bath & Beyond, Inc. (a)	2,283	69,449
Best Buy Company, Inc.	3,001	115,179
Carmax, Inc. (a)	1,900	24,244
Charming Shoppes, Inc. (a)	800	2,792
Family Dollar Stores, Inc.	1,265	41,985
Foot Locker, Inc.	1,300	15,457
Gap, Inc. (The)	4,072	63,279
Genuine Parts Company	1,491	50,634
Home Depot, Inc.	15,263	401,722
J.C. Penney Company, Inc.	2,000	61,380
Kohl's Corporation (a)	2,706	122,717
Limited Brands, Inc.	2,460	28,093
Lowe's Companies, Inc.	13,327	286,531
Men's Wearhouse, Inc. (The)	500	9,320
Nordstrom, Inc.	1,432	32,406
Office Depot, Inc. (a)	2,500	6,475
Pep Boys - Manny, Moe & Jack (The)	300	2,220
RadioShack Corporation	1,200	16,896
Staples, Inc.	6,639	136,896
Target Corporation	6,847	282,507
Tiffany & Company	1,100	31,834
TJX Companies, Inc.	3,700	103,489
		1,959,748
Healthcare Equipment & Services - 5.3%
Baxter International, Inc.	5,488	266,168
Beckman Coulter, Inc.	559	29,381
Becton, Dickinson and Company	2,155	130,334
C.R. Bard, Inc.	882	63,178
Cerner Corporation (a)	611	32,872
CIGNA Corporation	2,500	49,275
Cross Country Healthcare, Inc. (a)	200	1,762
Edwards Lifesciences Corporation (a)	500	31,690
Gen-Probe, Inc. (a)	491	23,647
Health Management Associates, Inc., Class A (a)	2,200	10,274
Henry Schein, Inc. (a)	800	32,832
Hill-Rom Holdings, Inc.	600	7,788
Humana, Inc. (a)	1,482	42,652
Idexx Laboratories, Inc. (a)	538	21,143
IMS Health, Inc.	1,600	20,096
Intuitive Surgical, Inc. (a)	350	50,305
Invacare Corporation	300	4,617

McKesson Corporation	2,449	90,613
Medtronic, Inc.	10,079	322,528
Molina Healthcare, Inc. (a)	100	2,165
Patterson Companies, Inc. (a)	850	17,391
Quest Diagnostics, Inc.	1,410	72,375
St. Jude Medical, Inc. (a)	3,056	102,437
Stryker Corporation	2,070	80,130
UnitedHealth Group, Inc.	10,942	257,356
Varian Medical Systems, Inc. (a)	1,095	36,540
Zimmer Holdings, Inc. (a)	1,998	87,892
		1,887,441
Energy - 4.9%
Apache Corporation	2,966	216,103
Cameron International Corporation (a)	1,971	50,418
Chesapeake Energy Corporation	5,014	98,826
Clean Energy Fuels Corporation (a)	200	1,692
Devon Energy Corporation	4,051	210,044
EOG Resources, Inc.	2,295	145,687
Helmerich & Payne, Inc.	953	29,371
Hess Corporation	2,517	137,906
National Oilwell Varco, Inc. (a)	3,706	112,218
Newfield Exploration Company (a)	1,200	37,416
Noble Energy, Inc.	1,543	87,565
Pioneer Natural Resources Company	1,100	25,432
Quicksilver Resources, Inc. (a)	1,000	8,130
Smith International, Inc.	1,950	50,408
Southwestern Energy Company (a)	3,218	115,397
Spectra Energy Corporation	5,741	83,245
Sunoco, Inc.	1,058	28,048
Ultra Petroleum Corporation (a)	1,345	57,566
Williams Companies, Inc.	5,343	75,336
XTO Energy, Inc.	5,112	177,182
		1,747,990
Banks - 4.6%
Bank of Hawaii Corporation	338	11,877
BB&T Corporation	4,990	116,467
Cathay General Bancorp	400	4,488
Comerica, Inc.	1,362	28,575
Fifth Third Bancorp	4,697	19,258
First Horizon National Corporation	1,909	21,973
Heartland Financial USA, Inc.	100	1,478
Keycorp	4,479	27,546
M&T Bank Corporation	700	36,715
MGIC Investment Corporation	1,100	2,816
NewAlliance Bancshares, Inc.	1,000	12,910
People's United Financial, Inc.	3,100	48,422
PNC Financial Services Group, Inc.	3,889	154,393
Popular, Inc.	2,400	6,864
Regions Financial Corporation	5,618	25,225
SunTrust Banks, Inc.	3,410	49,240
Synovus Financial Corporation	2,500	8,075
U.S. Bancorp	15,945	290,518
Wainwright Bank & Trust Company	52	403
Wells Fargo & Company	38,056	761,500
		1,628,743

Capital Goods - 4.2%
3M Company	6,252	360,115
A.O. Smith Corporation	303	9,420
Apogee Enterprises, Inc.	300	4,020
Baldor Electric Company	400	9,280
Brady Corporation, Class A	450	9,481
CLARCOR, Inc.	450	13,986
Cooper Industries Ltd., Class A	1,415	46,398
Cummins, Inc.	1,800	61,200
Deere & Company	3,891	160,543
Donaldson Company, Inc.	712	23,489
EMCOR Group, Inc. (a)	600	12,474
Emerson Electric Company	6,795	231,302
Fastenal Company	1,150	44,114
Gardner Denver, Inc. (a)	464	12,352
GATX Corporation	400	12,044
General Cable Corporation (a)	450	12,213
Graco, Inc.	500	11,795
Granite Construction, Inc.	298	11,756
Hubbell, Inc., Class B	500	16,600
Illinois Tool Works, Inc.	3,567	116,998
Kadant, Inc. (a)	100	1,234
Lincoln Electric Holdings, Inc.	304	13,537
Masco Corporation	3,300	29,238
Nordson Corporation	311	11,283
Pall Corporation	1,050	27,730
Quanta Services, Inc. (a)	1,811	41,164
Rockwell Automation, Inc.	1,378	43,531
Simpson Manufacturing Company, Inc.	300	6,678
Spirit Aerosystems Holdings, Inc. (a)	900	11,475
SPX Corporation	490	22,623
Tennant Company	150	2,230
Thomas & Betts Corporation (a)	521	16,214
Toro Company	350	10,633
Trex Company, Inc. (a)	100	1,095
W.W. Grainger, Inc.	587	49,238
Westinghouse Air Brake Technologies Corporation	429	16,362
		1,483,845
Semiconductors - 3.5%
Advanced Micro Devices, Inc. (a)	5,400	19,494
Analog Devices, Inc.	2,630	55,966
Entegris, Inc. (a)	800	1,184
Intel Corporation	49,929	787,880
Lam Research Corporation (a)	1,100	30,668
LSI Corporation (a)	5,700	21,888
Micron Technology, Inc. (a)	6,800	33,184
National Semiconductor Corporation	1,750	21,648
Novellus Systems, Inc. (a)	900	16,254
Texas Instruments, Inc.	11,486	207,437
Xilinx, Inc.	2,500	51,100
		1,246,703
Food & Staples Retailing - 3.1%
Costco Wholesale Corporation	3,825	185,895
CVS Caremark Corporation	13,191	419,210
Safeway, Inc.	3,931	77,637

SUPERVALU, Inc.	1,900	31,065
Sysco Corporation	5,316	124,022
Walgreen Company	8,766	275,516
		1,113,345
Transportation - 3.0%
Alaska Air Group, Inc. (a)	300	5,034
AMR Corporation (a)	2,531	12,048
Arkansas Best Corporation	200	4,616
Continental Airlines, Inc., Class B (a)	1,105	11,625
CSX Corporation	3,561	105,370
Expeditors International of Washington, Inc.	1,965	68,205
FedEx Corporation	2,774	155,233
Genesee & Wyoming, Inc., Class A (a)	300	9,000
J.B. Hunt Transport Services, Inc.	700	19,684
JetBlue Airways Corporation (a)	1,700	8,381
Kansas City Southern (a)	800	12,200
Norfolk Southern Corporation	3,380	120,598
Ryder System, Inc.	500	13,845
Southwest Airlines Company	6,912	48,246
United Parcel Service, Inc., Class B	8,924	467,082
		1,061,167
Telecommunication Services - 2.8%
Frontier Communications Corporation	2,900	20,619
Leap Wireless International, Inc. (a)	482	17,386
Sprint Nextel Corporation (a)	25,555	111,420
Telephone & Data Systems, Inc.	964	27,638
Verizon Communications, Inc.	25,499	773,639
Windstream Corporation	3,799	31,532
		982,234
Materials - 2.5%
Air Products & Chemicals, Inc.	1,956	128,900
Airgas, Inc.	750	32,340
Bemis Company, Inc.	900	21,636
Cabot Corporation	550	8,030
Calgon Carbon Corporation (a)	400	6,792
Domtar Corporation (a)	4,900	8,918
Ecolab, Inc.	1,412	54,433
H.B. Fuller Company	400	7,064
Lubrizol Corporation	596	25,759
MeadWestvaco Corporation	1,550	24,273
Minerals Technologies, Inc.	150	5,579
Nalco Holding Company	1,300	21,216
Nucor Corporation	2,915	118,611
Praxair, Inc.	2,733	203,909
Rock-Tenn Company, Class A	346	13,065
Schnitzer Steel Industries, Inc., Class A	192	9,516
Sealed Air Corporation	1,400	26,684
Sigma-Aldrich Corporation	1,026	44,980
Sonoco Products Company	901	21,993
Valspar Corporation	900	21,600
Wausau Paper Corporation	442	3,859
Weyerhaeuser Company	1,836	64,737
Worthington Industries, Inc.	600	8,940
		882,834

Media - 2.2%
Discovery Communications, Inc., Class A (a)	2,520	47,855
John Wiley & Sons, Inc., Class A	379	12,848
Meredith Corporation	350	8,778
New York Times Company (The), Class A	1,000	5,380
Omnicom Group, Inc.	2,856	89,878
Scholastic Corporation	200	3,946
Time Warner, Inc.	10,585	231,071
Walt Disney Company (The)	16,676	365,204
Washington Post Company (The), Class B	54	22,604
		787,564
Insurance - 2.2%
Aflac, Inc.	4,274	123,476
Ambac Financial Group, Inc.	2,600	2,366
Chubb Corporation	3,233	125,925
Cincinnati Financial Corporation	1,470	35,206
Erie Indemnity Company	300	10,596
Hartford Financial Services Group, Inc.	2,815	32,288
Lincoln National Corporation	2,300	25,852
MBIA, Inc. (a)	1,800	8,514
Phoenix Companies, Inc. (The)	1,000	1,560
Principal Financial Group, Inc.	2,131	34,821
Progressive Corporation (The) (a)	6,011	91,848
StanCorp Financial Group, Inc.	420	11,521
Travelers Companies, Inc. (The)	5,178	213,023
Unum Group	3,115	50,899
Wesco Financial Corporation	10	2,989
		770,884
Consumer Services - 2.0%
Capella Education Company (a)	128	6,577
Choice Hotels International, Inc.	300	8,979
Darden Restaurants, Inc.	1,206	44,586
DeVry, Inc.	556	23,663
McDonald's Corporation	9,976	531,621
Starbucks Corporation (a)	6,600	95,436
		710,862
Consumer Durables & Apparel - 1.8%
Black & Decker Corporation	543	21,883
Centex Corporation	1,100	12,034
Coach, Inc. (a)	3,142	76,979
D.R. Horton, Inc.	2,500	32,625
Deckers Outdoor Corporation (a)	100	5,652
Harman International Industries, Inc.	500	9,095
KB Home	700	12,649
Leggett & Platt, Inc.	1,400	20,104
Liz Claiborne, Inc.	900	4,266
Mattel, Inc.	3,438	51,432
Newell Rubbermaid, Inc.	2,500	26,125
NIKE, Inc., Class B	3,478	182,491
Phillips-Van Heusen Corporation	500	14,515
Pulte Homes, Inc.	1,935	22,272
Snap-On, Inc.	500	16,960
Stanley Works (The)	686	26,088
Timberland Company (The) (a)	400	6,496
Tupperware Brands Corporation	600	15,018

VF Corporation	777	46,053
Whirlpool Corporation	664	29,986
		632,723
Utilities - 1.4%
AGL Resources, Inc.	700	21,819
Alliant Energy Corporation	1,000	22,360
Atmos Energy Corporation	800	19,768
Avista Corporation	500	7,525
Cleco Corporation	500	10,545
Consolidated Edison, Inc.	2,431	90,263
Energen Corporation	649	23,442
EQT Corporation	1,134	38,136
IDACORP, Inc.	400	9,588
MGE Energy, Inc.	201	6,167
National Fuel Gas Company	750	24,532
New Jersey Resources Corporation	400	13,168
Nicor, Inc.	400	12,856
NiSource, Inc.	2,500	27,475
Northwest Natural Gas Company	243	9,939
NSTAR	929	29,180
OGE Energy Corporation	800	20,568
Pepco Holdings, Inc.	1,954	23,350
Piedmont Natural Gas Company, Inc.	630	15,385
Questar Corporation	1,550	46,066
UGI Corporation	974	22,344
WGL Holdings, Inc.	450	14,013
		508,489
Renewable Energy & Energy Efficiency - 1.1%
Applied Materials, Inc.	11,905	145,360
Cree, Inc. (a)	800	21,912
Energy Conversion Devices, Inc. (a)	450	8,271
First Solar, Inc. (a)	370	69,297
ITC Holdings Corporation	443	19,284
Itron, Inc. (a)	300	13,800
Johnson Controls, Inc.	5,309	100,924
Ormat Technologies, Inc.	164	5,773
SunPower Corporation, Class A (a)	750	20,535
Zoltek Companies, Inc. (a)	250	1,967
		407,123
Commercial & Professional Services - 0.7%
Avery Dennison Corporation	1,016	29,200
Deluxe Corporation	450	6,525
Herman Miller, Inc.	500	7,435
HNI Corporation	400	6,200
Interface, Inc., Class A	400	2,316
Kelly Services, Inc.	200	2,272
Knoll, Inc.	420	2,974
Manpower, Inc.	723	31,154
Monster Worldwide, Inc. (a)	1,150	15,870
Pitney Bowes, Inc.	1,850	45,399
R.R. Donnelley & Sons Company	1,850	21,552
Robert Half International, Inc.	1,400	33,628
Standard Register Company (The)	100	522
Steelcase, Inc.	500	2,265
Stericycle, Inc. (a)	766	36,063

Team, Inc. (a)	100	1,437
Tetra Tech, Inc. (a)	552	13,557
		258,369
Real Estate - 0.3%
Brookfield Properties Corporation	1,800	13,446
CB Richard Ellis Group, Inc., Class A (a)	1,942	14,565
Forest City Enterprises, Inc., Class A	650	5,480
Jones Lang LaSalle, Inc.	350	11,295
Liberty Property Trust	888	21,614
ProLogis	3,756	34,217
Regency Centers Corporation	650	24,342
		124,959
Automobiles & Components - 0.2%
BorgWarner, Inc.	1,000	28,950
Harley-Davidson, Inc.	2,418	53,583
Modine Manufacturing Company	200	764
		83,297
Healthy Living - 0.1%
Gaiam, Inc. (a)	100	582
Hain Celestial Group, Inc. (The) (a)	350	5,842
United Natural Foods, Inc. (a)	400	9,112
Whole Foods Market, Inc.	1,250	25,912
		41,448
Total Securities
(Cost $48,929,401)		35,584,761
SHORT-TERM OBLIGATION - 0.3%
Repurchase Agreement - State Street Bank & Trust Repurchase
Agreement, 0.05%, dated 04/30/09, due 05/01/09, proceeds $104,366
(collateralized by a Federal Home Loan Bank, 4.375%, due 09/17/2010,
value $110,324)
(Cost $104,366)		104,366

TOTAL INVESTMENTS (b) - 100.0%
(Cost $49,033,767)		35,689,127
Other Assets Less Liabilities - 0.0%		14,578
NET ASSETS -100.0%		$35,703,705

(a)	Non-income producing security.
(b)

The cost of investments for federal income tax purposes is $49,823,853 resulting in gross unrealized appreciation and depreciation of $1,017,447 and $15,152,173 respectively, or net unrealized depreciation of $14,134,726.

See Notes to Schedule of Investments

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

     Green Century Funds (the “Trust”) is a Massachusetts business trust which offers two separate series, the Green Century Balanced Fund (the “Balanced Fund”) and the Green Century Equity Fund (the “Equity Fund”), collectively, the “Funds”. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust accounts separately for the assets, liabilities and operations of each series. The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies:

(A)

Investment Valuation: Equity securities listed on national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market® and SmallCapSM securities are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ's published procedures if it falls outside this range. If an NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than certificates of deposit and short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation is not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Certificates of deposit are valued at cost plus accrued interest. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

The following is a summary of the inputs used to value the Balanced Fund’s net assets as of 4/30/09:
Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$ 29,958,981	-
Level 2 – Other Significant Observable Inputs	13,291,222	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$ 43,250,203	-

The following is a summary of the inputs used to value the Equity Fund’s net assets as of 4/30/09:
Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$ 35,584,761	-
Level 2 – Other Significant Observable Inputs	104,366	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$ 35,689,127	-

*

Other financial instruments are derivatives instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

(B)

Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are determined using the identified cost basis. Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on ex-dividend date.

(C)

Options Transactions: The Balanced Fund may utilize options to hedge or protect from adverse movements in the market values of its portfolio securities and to enhance return. The Equity Fund may utilize options to hedge against possible increases in the value of securities which are expected to be purchased by the Equity Fund or possible declines in the value of securities which are expected to be sold by the Equity Fund. The use of options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the option and the underlying securities. The Funds may write put or call options. Premiums received upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses. When an option is closed, expired or exercised, a gain or loss is realized and the liability is eliminated. The Funds continue to bear the risk of adverse movements in the price of the underlying assets during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received. As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts.

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

(D)

Repurchase Agreements: The Funds may enter into repurchase agreements with selected banks or broker-dealers that are deemed by the Funds’ adviser to be creditworthy pursuant to guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost, which approximates fair value. The Funds require that the market value of collateral, represented by securities (primarily U.S. Government securities), be sufficient to cover payments of interest and principal and that the collateral be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Funds to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by the counterparty to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

Item 2 . Controls and Procedures

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 . Exhibits

Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
June 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
June 26, 2009

/s/ Kristina A. Curtis
Kristina A. Curtis
Treasurer and Principal Financial Officer
June 26, 2009